Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Argentina Lama Project [Member]
Total	$ 30,000		$ 90,000			$ 120,000
Argentina Exploration Project [Member]
Total	200,000					200,000
Canada Hemlo Project [Member]
Total	1,030,000		5,040,000		$ 2,360,000	8,430,000
Chile Pascua Project [Member]
Total	2,360,000				1,580,000	3,940,000
Chile Exploration Project [Member]
Total	1,100,000					1,100,000
Chile ProjectAlturas Project [Member]
Total	830,000					830,000
Chile Non Project specific [Member]
Total	300,000					300,000
Ivory Coast Tongon Project [Member]
Total	17,440,000	$ 12,890,000	310,000	$ 2,580,000		33,220,000
Ivory Coast Exploration Project [Member]
Total			30,000			30,000
DominicanRepublic Pueblo Viejo Project [Member]
Total	76,840,000		540,000		200,000	77,580,000
Mali Loulo Project [Member]
Total	90,400,000	17,140,000		23,990,000		131,530,000
Mali Gounkoto Project [Member]
Total	76,420,000	15,680,000		24,190,000		116,290,000
Mali Non Project specific [Member]
Total	20,000					20,000
Pakistan Reko Diq Project [Member]
Total		5,000,000			3,000,000	8,000,000
Papua New Guinea Porgera Project [Member]
Total	34,540,000					34,540,000
Peru Pierina Project [Member]
Total	130,000	140,000				270,000
Tanzania,UnitedRepublicof Bulyanhulu Project [Member]
Total	1,330,000	25,940,000	4,570,000			31,840,000
Tanzania, United Republic of Buzwagi Project [Member]
Total			180,000			180,000
Tanzania, United Republic of North Mara Project [Member]
Total	22,550,000	35,430,000	6,130,000	$ 23,940,000	$ 8,070,000	96,120,000
United States of America Carlin Project [Member]
Total	40,250,000		1,710,000			41,960,000
United States of America Cortez Project [Member]
Total	23,480,000		2,670,000			26,150,000
United States of America TurquoiseRidge Project [Member]
Total	15,990,000		830,000			16,820,000
United States of America Phoenix Project [Member]
Total	7,380,000		440,000			7,820,000
United States of America Long Canyon Project [Member]
Total	6,160,000		800,000			6,960,000
United States of America Closure Sites Project [Member]
Total	670,000		2,000,000			2,670,000
United States of America Exploration Project [Member]
Total	50,000		1,880,000			1,930,000
United States of America Nonproject specific [Member]
Total	186,690,000		1,740,000			188,430,000
Zambia Lumwana Project [Member]
Total	$ 7,620,000	$ 66,410,000	$ 150,000			$ 74,180,000